FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liability (Accrued expenses and other):
	-	$(22)	-	$(22)

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liability (Accrued expenses and other):
	-	$(31)	-	$(31)